STOCK OPTIONS AND WARRANTS (Warrants Activity) (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
STOCK OPTIONS AND WARRANTS [Abstract]
Shares outstanding at beginning of year	6,064,485	17,872,171	19,179,489	32,588,207
Shares issued for payment of accrued interest	16,153 [1]		1,160,714	773,099
Warrants, Shares exercised		(3,044,608)	(1,868,632)	(10,625,324)
Warrants, Shares forfeited		(5,345,078)		(2,594,121)
Warrants, Shares exchanged, net				2,063,000
Warrants, Shares expired		3,418,000	599,400	3,025,372
Shares outstanding at end of year		6,064,485	17,872,171	19,179,489
Warrants, Shares exercisable at end of year		6,064,485	17,872,171	19,179,489
Weighted Average Exercise Price Outstanding at beginning of year	$ 0.58	$ 0.46	$ 0.43	$ 0.51
Warrants Weighted Average Exercise Price Granted		$ 0	$ 0.70	$ 0.84
Warrants, Weighted Average Exercise Price Exercised		$ 0.18	$ 0.27	$ 0.25
Warrants, Weighted Average Exercise Price Forfeited		$ 0.40	$ 0	$ 0.60
Warrants, Weighted Average Exercise Price Exchanged, net		$ 0	$ 0	$ 0.69
Warrants, Weighted Average Exercise Price Expired		$ 0.75	$ 0.53	$ 1.19
Weighted Average Exercise Price Outstanding at end of year		$ 0.58	$ 0.46	$ 0.43
Warrants, Weighted Average Exercise Price, Exercisable at end of year		$ 0.58	$ 0.46	$ 0.43
Warrants, Outstanding and exercisable, Weighted average remaining contractual term		1 year 6 months 15 days	1 year 1 month 28 days	1 year 8 months 12 days
Warrants, Outstanding and exercisable, Aggregate intrinsic value		$ 557,245	$ 2,089,266	$ 2,894,789
Warrants issued for financing, shares		5,753,056
Warrants issued for services, shares		311,429

[1]	in January 2013, the Company issued shares of common stock with a value of $6,000 based on the quoted trading price of $0.39 per share as payment for accrued interest in the same amount.